As filed with the Securities and Exchange Commission on ________, 2004
                                             Registration Nos. _______/_________
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    [ ] Pre-Effective Amendment No. ___ [ ] Post-Effective Amendment No. ___
                              --------------------
                              PHOENIX EQUITY TRUST
            (Formerly, Phoenix-Aberdeen Worldwide Opportunities Fund)
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                     c/o Phoenix Equity Planning Corporation
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)
                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)
                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                          Copies of Communications to:
                           Matthew A. Swendiman, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056

                                Richard L. Teigen
                               Foley & Lardner LLP
                            777 East Wisconsin Avenue
                               Milwaukee, WI 53202
                              --------------------
                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.

         It is proposed that this filing will become effective on _______, 2004, pursuant to Rule 488 under the Securities Act of 1933.
                              --------------------
      Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

         Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of beneficial interest of the Phoenix Mid-Cap Value Fund. Accordingly, no filing fee is due in connection with this Registration Statement.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                              PHOENIX EQUITY TRUST
            (FORMERLY, PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND)

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

Form N-14 Item No. and Caption                                 Caption or Location in Prospectus/Proxy Statement
-----------------------------------------------------------   ----------------------------------------------------

Part A: Information Required in Prospectus/Proxy Statement
------

1.  Beginning of Registration Statement and Outside            Cover Page; Cross Reference Sheet
    Front Cover Page of Prospectus

2.  Beginning and Outside Back Cover Page of Prospectus        Table of Contents

3.  Fee Table, Synopsis Information and Risk Factors           Synopsis; Principal Risk Factors; Comparison of
                                                               Investment Objectives and Policies

4.  Information about the Transaction                          Synopsis; The Proposed Reorganization; Comparative
                                                               Information on Shareholder Rights; Exhibit A (Form of
                                                               Agreement and Plan of Reorganization)

5.  Information about the Registrant                           Cover Page; Synopsis; Principal Risk Factors;
                                                               Substantially the Same Investment Objectives and
                                                               Policies; The Proposed Reorganization; Comparative
                                                               Information on Distribution Arrangements;
                                                               Comparative Information on Shareholder Services;
                                                               Comparative Information on Shareholder Rights;
                                                               Management and Other Service Providers

6.  Information about the Company Being Acquired               Synopsis; Comparison of Investment Objectives and
                                                               Policies; The Proposed Reorganization; Comparative
                                                               Information on Distribution Arrangements;
                                                               Comparative Information on Shareholder Services;
                                                               Comparative Information on Shareholder Rights;
                                                               Prospectus of the FMI Mutual Funds, Inc., dated
                                                               October 30, 2003, as supplemented

7.  Voting Information                                         Synopsis; The Proposed Reorganization; Comparative
                                                               Information on Shareholder Rights; Voting
                                                               Information

8.  Interest of Certain Persons and Experts                    The Proposed Reorganization

9.  Additional Information Required for Reoffering By          Not Applicable
    Persons Deemed to be Underwriters

Part B: Information Required in Statement of Additional Information
------

10. Cover Page                                                 Cover Page

11. Table of Contents                                          Table of Contents

12. Additional Information about the Registrant                Cover Page

Form N-14 Item No. and Caption                                 Caption or Location in Prospectus/Proxy Statement
-----------------------------------------------------------   ----------------------------------------------------

13. Additional Information about the Company Being Acquired    Cover Page; Statement of Additional Information of
                                                               FMI Mutual Funds, Inc. dated October 30, 2003, as
                                                               supplemented

14. Financial Statements                                       Annual Report of the Registrant for the year ended June 30, 2004;
                                                               Annual Report of FMI Mutual Funds, Inc. for the year
                                                               ended June 30, 2004; Semi-Annual Report of FMI Mutual
                                                               Funds, Inc. for the six-month period ended
                                                               December 31, 2003; and Pro Forma Financial Statements

Part C: Other Information
------

15. Indemnification                                            Indemnification

16. Exhibits                                                   Exhibits

17. Undertakings                                               Undertakings

                         FMI SASCO CONTRARIAN VALUE FUND

                       A SERIES OF FMI MUTUAL FUNDS, INC.
                              225 EAST MASON STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (800) 811-5311

                             ----------------------


                                                                   _______, 2004
Dear Shareholder:

   The FMI Sasco Contrarian Value Fund (the "Merging Series"), a series of FMI Mutual Funds, Inc. (the "FMI Company"), will hold a Special Meeting of Shareholders at 2:00 p.m., local time, on _______, 2004, at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, CT 06115-0480. At the Special Meeting, the shareholders of the Merging Series will vote on an Agreement and Plan of Reorganization under which the Merging Series will be combined with the Phoenix Mid-Cap Value Fund (the "Surviving Series"), a series of Phoenix Equity Trust. The investment objective and policies of the Surviving Series are the same as those of the Merging Series. If the reorganization agreement is implemented, you will become a shareholder of the Surviving Series and will receive Class A shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of your investment in the Merging Series. No sales charge will be imposed in connection with the reorganization. Phoenix Investment Counsel, Inc. will pay all costs of the reorganization.

   The Board of Directors of the FMI Company believes that the reorganization will provide shareholders of the Merging Series with reduced shareholder expenses by reason of a provision of the Agreement and Plan of Reorganization obligating the Surviving Series to limit total fund operating expenses to 1.25% of total net assets, while maintaining the same investment objective, strategies and techniques of the Merging Series. The Board of Directors has carefully considered and has unanimously approved the proposed reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of the Merging Series and its shareholders. Therefore, the Board of Directors recommends that you vote in favor of the Agreement and Plan of Reorganization.

   We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Proxy Statement and a proxy card. This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Prospectus/Proxy Statement. We recommend that you read the Proxy Statement in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

   Whether or not you plan to attend the meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in the following ways:

      o  BY MAIL - using the enclosed Proxy Card(s) and postage paid envelope

      o  IN PERSON - at the Special Meeting

   We encourage you to vote. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

   Please note that you may receive more than one proxy package if you hold shares of the Merging Series in more than one account. You should return separate proxy cards for each account. If you have any questions, please call [________________], between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Friday.

   YOUR VOTE ON THESE MATTERS IS IMPORTANT. PLEASE COMPLETE EACH PROXY CARD AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED. PLEASE RESPOND - IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU VOTE PROMPTLY. IT IS IMPORTANT THAT YOUR SHARES BE REPRESENTED.

                                                     Sincerely,


                                                     Donald S. Wilson
                                                     Secretary

                         FMI SASCO CONTRARIAN VALUE FUND

                       A SERIES OF FMI MUTUAL FUNDS, INC.
                              225 EAST MASON STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (800) 811-5311

                             ----------------------

       NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ________, 2004

TO THE SHAREHOLDERS:

   The FMI Sasco Contrarian Value Fund, a series of FMI Mutual Funds, Inc., a Wisconsin corporation, will hold a Special Meeting of Shareholders at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, CT 06115-0480, on ________, 2004 at 2:00 p.m., local time, for the following purposes:

   1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated _____, 2004, and the transactions it contemplates, including (a) the transfer of all of the assets of the FMI Sasco Contrarian Value Fund, a series of FMI Mutual Funds, Inc., to the Phoenix Mid-Cap Value Fund, a series of Phoenix Equity Trust, in exchange solely for Class A shares of the Phoenix Mid-Cap Value Fund and the assumption by the Phoenix Mid-Cap Value Fund of all liabilities of the FMI Sasco Contrarian Value Fund and (b) the distribution of the shares of the FMI Sasco Contrarian Value Fund so received to shareholders of the Phoenix Mid-Cap Value Fund in complete liquidation of the FMI Sasco Contrarian Value Fund.

   2. To consider and act upon any other business as may properly come before the meeting and any adjournment(s) thereof.

   You are entitled to vote at the meeting and any adjournment(s) if you owned shares of the FMI Sasco Contrarian Value Fund at the close of business on August 31, 2004.

   Whether or not you plan to attend the meeting in person, please vote your shares. As a convenience to our shareholders, you may now vote in the following ways:

      o  BY MAIL - using the enclosed Proxy Card(s) and postage paid envelope

      o  IN PERSON - at the Special Meeting

   We encourage you to vote. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

   If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted "FOR" the proposal noticed above.

                                By Order of the Board of Directors of
                                FMI Mutual Funds, Inc.

                                Donald S. Wilson
                                Secretary
Milwaukee, Wisconsin
_________, 2004

                            INTENTIONALLY LEFT BLANK

                           PHOENIX MID-CAP VALUE FUND

                        A SERIES OF PHOENIX EQUITY TRUST
                     C/O PHOENIX EQUITY PLANNING CORPORATION
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                 (800) 243-1574

                         FMI SASCO CONTRARIAN VALUE FUND

                       A SERIES OF FMI MUTUAL FUNDS, INC.
                              225 EAST MASON STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (800) 811-5311

                           PROSPECTUS/PROXY STATEMENT

                              DATED ________, 2004

   This Prospectus/Proxy Statement is being furnished to you in connection with the solicitation of proxies by the Board of Directors of FMI Mutual Funds, Inc. (the "FMI Company"), for use at the Special Meeting of Shareholders of the FMI Sasco Contrarian Value Fund (the "Merging Series") to be held at 2:00 p.m., local time, on ______, 2004 at the offices of Phoenix Investment Partners, Ltd., 56 Prospect Street, Hartford, CT 06115-0480 and at any adjournment(s).

   The purpose of the meeting is to consider an Agreement and Plan of Reorganization that would effect the reorganization of the Merging Series into the Phoenix Mid-Cap Value Fund ("Surviving Series"), a series of Phoenix Equity Trust (the "Acquiring Trust"), as described below. Under the reorganization agreement, all of the assets of the Merging Series would be transferred to the Surviving Series in exchange solely for Class A shares of the Surviving Series and the Surviving Series will assume all liabilities of the Merging Series. These shares of the Surviving Series would then be distributed pro rata to the shareholders of the corresponding class of the Merging Series, and then the Merging Series would be liquidated. As a result of the proposed transactions, each shareholder of the Merging Series would receive a number of full and fractional shares of the Class A shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Merging Series shares on the effective date of the reorganization.

   The Surviving Series and the Merging Series are each portfolio series of open-end management investment companies. The Surviving Series has been established by the Acquiring Trust to facilitate the reorganization with the Merging Series. It will have no operations prior to the proposed reorganization. The investment objective, strategies and risk factors of the Surviving Series are substantially the same as those of the Merging Series. The Merging Series predominantly invests in and the Surviving Series will predominantly invest in larger small capitalization companies and mid-capitalization companies. The portfolio managers of the series look, or will look in the case of the Surviving Series, for companies with restructuring and turnaround potential that are selling at a substantial discount to their private market value and future earnings power. Phoenix Investment Counsel, Inc. ("PIC Adviser") is employed as the investment adviser for the Surviving Series and Sasco Capital, Inc. ("Sasco") is employed as the subadviser for the Surviving Series. Fiduciary Management, Inc. ("FMI Adviser") is employed as the investment adviser for the Merging Series and Sasco is employed as the subadviser for the Merging Series.

   This Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information that you should know about the Merging Series, the Surviving Series, and the transactions contemplated by the reorganization agreement. As used in this Prospectus/Proxy Statement, the term "series" collectively refers to the Merging Series and the Surviving Series.

   Additional information about the Merging Series is included in the current Prospectus of FMI Mutual Funds, Inc., dated October 31, 2003, as supplemented. A copy of such prospectus has been filed with the SEC, and is incorporated by reference herein. Further information about the Merging Series is included in the Statement of Additional Information for FMI Mutual Funds, Inc., dated October 31, 2003, as supplemented, which also has been filed with the SEC and is incorporated by reference herein. A copy of the Merging Series' Prospectus and Statement of Additional Information may be obtained without charge by contacting FMI Mutual Funds, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202, or by telephoning FMI Mutual Funds, Inc. toll-free at 1-800-811-5311.

   A Statement of Additional Information to this Prospectus/Proxy Statement dated ______, 2004 relating specifically to the proposed transfer of all of the assets and liabilities of the Merging Series, a series of the FMI Company, to the Surviving Series, in exchange for Class A shares of the Surviving Series, is incorporated herein by reference. A copy of the Statement of Additional Information to this Prospectus/Proxy Statement may be obtained without charge by contacting Phoenix Equity Planning Corporation at 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or by telephoning Phoenix Equity Planning Corporation toll-free at 1-800-243-4361.

   The Acquiring Trust files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street N.W., Washington, D.C. 20549. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's web site at www.sec.gov.

   This Prospectus/Proxy Statement constitutes the proxy statement of the Merging Series for the Special Meeting and the prospectus for shares of the Surviving Series that have been registered with the SEC and are being issued in connection with the reorganization. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about ________, 2004.

                           -------------------------


   THE SECURITIES OF THE SURVIVING SERIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE DISCLOSURE IN THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           -------------------------


The date of this Prospectus/Proxy Statement is ________, 2004.

                                TABLE OF CONTENTS

                                                                            Page

SYNOPSIS.......................................................................5

PRINCIPAL RISK FACTORS........................................................10

THE PROPOSED REORGANIZATION...................................................11

INVESTMENT OBJECTIVES AND POLICIES............................................15

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS..........................17

COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES...............................18

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS.................................18

FISCAL YEAR...................................................................20

MANAGEMENT AND OTHER SERVICE PROVIDERS........................................20

VOTING INFORMATION............................................................21

MISCELLANEOUS.................................................................23

OTHER BUSINESS................................................................27

                            INTENTIONALLY LEFT BLANK

                                    SYNOPSIS

BACKGROUND

   The proposed reorganization is the outcome of deliberations by the Board of Directors of the FMI Company and the Board of Trustees of the Acquiring Trust. FMI Adviser and PIC Adviser, the advisers to the Merging Series and the Surviving Series, respectively, recommended that the Directors of the FMI Company and the Trustees of the Acquiring Trust consider the benefits that the shareholders would realize if the Merging Series was to be combined with the Surviving Series; namely, that the reorganization will provide shareholders of the Merging Series with reduced shareholder expenses by reason of a provision of the Agreement and Plan of Reorganization obligating the Surviving Series to limit total fund operating expenses to 1.25% of total net assets, while maintaining the same investment objective, strategies and techniques of the Merging Series. In response to their recommendation, the independent directors of the FMI Company and the independent trustees of the Acquiring Trust requested that management outline a specific reorganization proposal for their consideration and provide an analysis of the specific benefits that shareholders would realize from the proposal. Independent directors and trustees are directors and trustees who are not "interested persons" of their respective corporation or trust (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). After considering the specific reorganization proposal, the Board of Directors of the FMI Company and the Board of Trustees of the Acquiring Trust, including the independent directors and trustees, as applicable, at meetings held on June 11, 2004 and August 17, 2004, respectively, approved the reorganization.

THE ACQUIRING TRUST

   On August 17, 2004, the Acquiring Trust changed its name from Phoenix-Aberdeen Worldwide Opportunities Fund to Phoenix Equity Trust (i.e., the Acquiring Trust) and the Board of Trustees designated the Phoenix-Aberdeen Worldwide Opportunities Fund as a series of the Acquiring Trust and authorized an additional series of the Acquiring Trust, the Phoenix Mid-Cap Value Fund (i.e., the Surviving Series).

SUMMARY OF THE PROPOSED REORGANIZATION

   The reorganization will be effected in accordance with the terms of a reorganization agreement, a form of which is attached to this Prospectus/Proxy Statement as Exhibit A. The reorganization agreement provides for:

      o the acquisition of all of the assets of the Merging Series by the Surviving Series in exchange solely for shares in the Surviving Series;

      o the assumption by the Surviving Series of all liabilities of the Merging Series;

      o the pro rata distribution of the Surviving Series shares to the Merging Series shareholders in exchange for the outstanding Merging Series shares; and

      o  the liquidation of the Merging Series.

   The reorganization is anticipated to occur on or about _____________, 2004. If the reorganization agreement is implemented, each Merging Series shareholder will receive a number of full and fractional shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of his or her Merging Series shares as of the closing date of the reorganization.

   The implementation of the reorganization agreement is subject to a number of conditions set forth in the reorganization agreement. See "The Proposed Reorganization." Among the significant conditions (which may not be waived) are:

      o the receipt by the FMI Company and the Acquiring Trust of an opinion of counsel as to the Federal income tax consequences of the reorganization; and

      o the approval of the reorganization agreement by the shareholders of the Merging Series.

   The reorganization agreement provides that Phoenix Investment Counsel, Inc. will bear all costs and expenses of the reorganization, including the costs of the Special Meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and any solicitation of proxies.

SURVIVING SERIES AS SUCCESSOR OF MERGING SERIES

   The Surviving Series has been established by the Acquiring Trust to facilitate the reorganization with the Merging Series. It will have no operations prior to the proposed reorganization. As a result of the proposed reorganization, the Surviving Series will be the successor of the Merging Series. The Surviving Series will assume the past performance of the Merging Series, a series with the same investment objectives, policies and techniques, as its own.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objective of the Surviving Series and the Merging Series is to seek long-term growth of capital. Under normal circumstances, the Merging Series invests at least 80% of its assets in securities of larger small capitalization companies and mid-capitalization companies. These are companies having a market capitalization between $1.0 billion and $7.0 billion at the time of purchase. The portfolio manager of the Merging Series looks for companies with restructuring and turnaround potential that are selling at a substantial discount to their private market value and future earnings power. The Surviving Series has the same investment objectives and policies as the Merging Series.

   You may also see "Principal Risk Factors" and "Investment Objectives and Policies" below for further information on the investment objectives, policies and risks of the Surviving Series and the Merging Series.

DISTRIBUTION AND PURCHASE ARRANGEMENTS

   The Surviving Series will offer two classes of shares: Class A and Class C shares. The Merging Series currently offers only one class of shares, which shares are offered to the public at a price equal to the net asset value per share. Existing shareholders of the Merging Series who become shareholders of the Surviving Series through the proposed reorganization will receive Class A shares of the Surviving Series in exchange for their shares of the Merging Series and will not be required to pay a sales load for new purchases of Class A shares of the Surviving Series.

   See "Comparative Information on Distribution Arrangements" below for further information on the distribution arrangements of each series.

DIVIDENDS AND DISTRIBUTIONS

   The Merging Series distributes and the Surviving Series will distribute substantially all of its net investment income and substantially all of its net realized capital gains (if any) annually.

   Shareholders of either series can elect one of the following four distribution options:

               o All reinvestment option - both dividend and capital gain distributions will be reinvested in additional shares of the applicable series.
               o Partial reinvestment option - dividends will be paid in cash and capital gain distributions will be reinvested in additional shares of the applicable series.
               o Partial reinvestment option - dividends will be reinvested in additional shares of the applicable series and capital gain distributions will be paid in cash.
               o All cash option - both dividend and capital gain distributions will be paid in cash.

EXCHANGES

   Shareholders of the Merging Series may currently exchange their shares for shares of a corresponding class of shares of other affiliated FMI funds. Shareholders of the Surviving Series will be able to exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix funds.

REDEMPTION PROCEDURES

   Shareholders of both the Merging Series and the Surviving Series may redeem their shares at a redemption price equal to the net asset value of the shares (minus any contingent deferred sales charge applicable to the Class C shares of the Surviving Series) as next determined following the receipt of a redemption order in proper form. Ordinarily, checks for payments of redemption proceeds for redeemed Merging Series or Surviving Series shares are mailed or will be mailed, respectively, within seven days after receipt of a redemption request in proper form. See "Comparative Information on Shareholder Services" for more information. You can also find additional information on the Surviving Series' redemption procedures in its Prospectus.

FEDERAL TAX CONSEQUENCES OF PROPOSED REORGANIZATION

   At the closing of the reorganization, the FMI Company and the Acquiring Trust will receive an opinion of counsel, subject to certain assumptions and representations, that:

      o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series shareholders in exchange for their shares of the Merging Series;

      o the aggregate tax basis of the Surviving Series shares, including any fractional shares, received by each shareholder of the Merging Series pursuant to the reorganization will be the same as the aggregate tax basis of the Merging Series shares held by such shareholder immediately prior to the reorganization; and

      o the holding period of the Surviving Series shares, including fractional shares, to be received by each shareholder of the Merging Series will include the period during which the Merging Series shares exchanged therefor were held by such shareholder (provided that the Merging Series shares were held as a capital asset on the date of the reorganization).

   See "The Proposed Reorganization-Federal Income Tax Consequences" for more information.

RISK FACTORS

   The Merging Series and the Surviving Series are subject to the same risks. The series are subject to general investment risk. In addition, because the Merging Series invests and the Surviving Series will invest in larger small capitalization and mid-capitalization companies, the market for their equity securities is likely to be more sensitive to changes in the economy, earnings results and investor expectations. They are likely to have more limited product lines and financial resources and experience sharper swings in market values. Shares in mid-capitalization companies may be harder to sell at the times and at the prices that the subadviser thinks is appropriate. Investors can lose money by investing in either series. There is no assurance that a series will meet its investment objective. You may also see "Principal Risk Factors" for the principal risks associated with an investment in a series.

MANAGEMENT AND OTHER SERVICE PROVIDERS

   As the investment adviser for the Surviving Series, PIC Adviser is to be responsible for managing the Surviving Series' investment program. Sasco is to be the subadviser for the Surviving Series, and is to be responsible for the day-to-day management of the Surviving Series' portfolio. FMI Adviser, as the investment adviser for the Merging Series, is responsible for managing the Merging Series' investment program. Sasco is the subadviser for the

Merging Series, and is responsible for the day-to-day management of the Merging Series' portfolio. See "Substantially Similar Investment Objectives and Policies
- Management and Other Service Providers" for more information.

COMPARATIVE FEE TABLES

   The tables below are designed to assist an investor in understanding the various direct and indirect costs and expenses associated with an investment in shares of each series. The following tables show shareholder transaction expenses that are currently applicable to the purchase of shares of the Merging Series or will be applicable to the purchase of shares of the Surviving Series. These expenses will remain in effect as to the combined Surviving Series following the reorganization.

   Please note that the Merging Series currently offers only one class of shares. Existing shareholders of the Merging Series who become shareholders of the Surviving Series through the reorganization will receive Class A shares of the Surviving Series in exchange for their shares of the Merging Series and will not be required to pay a sales load for new purchases of Class A shares of the Surviving Series.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)            SURVIVING   SURVIVING
                                                                   SERIES      SERIES        MERGING
                                                                   CLASS A     CLASS C        SERIES
                                                                ------------ ----------     ----------
  Maximum Sales Charge (Load) Imposed on Purchase (as a            5.75%       None           None
    percentage of offering price)
  Maximum Deferred Sales Charge (Load) (as a percentage             None       1.00%(a)       None
    of the lesser of the value redeemed or the amount
    invested)
  Maximum Sales Charge (Load) Imposed on Reinvested                 None       None           None
    Dividends
  Redemption Fee                                                    None       None           None
  Exchange Fee                                                      None       None           None

(a) The contingent deferred sales charge is imposed on Class C shares redeemed during the first year only.


   The tables below also include pro forma information for the combined Surviving Series resulting from the reorganization, assuming the reorganization took place on June 30, 2004, and after adjusting such information to reflect current fees. The expense information for the Merging Series is based upon expenses for the twelve months ended June 30, 2004.


                                                                              CLASS A SHARES
                                                      ------------------------------------------------------------
ANNUAL SERIES OPERATING EXPENSES (EXPENSES THAT
  ARE OR WILL BE, AS APPLICABLE, DEDUCTED FROM                                                 PRO FORMA COMBINED
  SERIES ASSETS)                                       SURVIVING SERIES    MERGING SERIES       SURVIVING SERIES
                                                       ----------------    --------------      ------------------
  Management Fees                                           0.00%               1.00%                 0.75%
  Distribution and Service (12b-1) Fees(a)                  0.00%               0.00%                 0.25%
  Other Expenses                                            0.00%               0.30%                 0.25%

TOTAL ANNUAL SERIES OPERATING EXPENSES                      0.00%               1.30%(b)              1.25%(c)



                                                                              CLASS C SHARES
                                                      ------------------------------------------------------------
ANNUAL SERIES OPERATING EXPENSES (EXPENSES THAT
  ARE OR WILL BE, AS APPLICABLE, DEDUCTED FROM                                                 PRO FORMA COMBINED
  SERIES ASSETS)                                       SURVIVING SERIES    MERGING SERIES       SURVIVING SERIES
                                                       ----------------    --------------      ------------------

  Management Fees                                           0.00%               N/A                   0.75%
  Distribution and Service (12b-1) Fees(a)                  0.00%               N/A                   1.00%
  Other Expenses                                            0.00%               N/A                   0.25%

TOTAL ANNUAL SERIES OPERATING EXPENSES                      0.00%               N/A                   2.00%(c)


(a) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(b) The Merging Series' adviser has voluntarily reimbursed the series for expenses over 1.30% of its daily net assets. Absent such reimbursement, total expenses would have been 2.76%.
(c) PIC has agreed to cap total operating expenses at 1.25% (on an annualized basis) of the Surviving Series' average daily net assets. PIC may not discontinue this cap on total operating expenses for a minimum period of at least two years from _______, 2004. Total expenses for Class A and Class C Shares would have been 4.71% and 5.46%, respectively, absent such waiver or reimbursement.


EXAMPLE

   These examples illustrate the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. They assume a 5% annual return, the reinvestment of all dividends and distributions and "Annual Fund Operating Expenses" remaining the same each year. These examples are hypothetical; actual series expenses and returns vary from year to year and may be higher or lower than those shown(4). Please note that the Merging Series currently offers only one class of shares. Therefore, the tables below provide information about that class only. Existing shareholders of the Merging Series who become shareholders of the Surviving Series through the reorganization will receive Class A shares of the Surviving Series in exchange for their shares of the Merging Series and will not be required to pay a sales load for new purchases of Class A shares of the Surviving Series.

   ------------------------

   4 The examples assumes the expense reimbursement obligations of PIC with respect to the Surviving Series are in effect for only the first two years. Thereafter this example does not reflect any expense reimbursement obligations.


   Fees and expenses if you redeemed your shares at the end of each time period:

SERIES                                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
Merging Series                                 $132               $570                $1,190              $2,868
Surviving Series                               $0                 $0                  $0                  $0
Pro Forma Combined Series - Class A            $695               $1,298              $2,259              $4,687
Pro Forma Combined Series - Class C            $303               $990                $2,138              $4,962


   Fees and expenses if you did not redeem your shares at the end of each time period:

SERIES                                         1 YEAR             3 YEARS             5 YEARS             10 YEARS
Merging Series                                 $132               $570                $1,190              $2,868
Surviving Series                               $0                 $0                  $0                  $0
Pro Forma Combined Series - Class A            $695               $1,298              $2,259              $4,687
Pro Forma Combined Series - Class C            $203               $990                $2,138              $4,962

   Note: Actual expenses for the Merging and ProForma Combined Series may be lower than those shown in the example above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by their respective investment advisers after the first two years.

   The purpose of the tables above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

                             PRINCIPAL RISK FACTORS

   The Surviving Series has been established by the Acquiring Trust to facilitate the reorganization with the Merging Series. It will have no operations prior to the proposed reorganization. As such, the principal risk factors associated with an investment in either series are the same.

   An investment in a series is subject to general risks arising from investing in any mutual fund. You can lose money by investing in either series. There is no assurance that the series will meet its investment objective.

GENERAL

   The value of the investments of the series that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of your series' investments decreases, you will lose money.

   Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which a series invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

MID-CAPITALIZATION COMPANIES

   Compared to larger companies, mid-capitalizations companies, and the market for their equity securities, are likely to be more sensitive to changes in the economy, earnings results and investor expectations. They are likely to have more limited product lines and financial resources and experience sharper swings in market values. Shares in mid-capitalization companies may be harder to sell at the times and the prices a subadviser thinks is appropriate.

MARKET RISK

   The prices of the securities in which the series invests or will invest, as applicable, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

VALUE INVESTING RISK

   The series primarily invest or will invest in, as applicable, "value" stocks. A portfolio manager may be wrong in its assessment of a company's value and the stocks the series hold may not reach what the portfolio manager believes are their full values. From time to time, "value" investing falls out of favor with investors. During those periods, the relative performance of the series may suffer.

   Because of these risks a series is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the series.

   Since the risk factors of the Surviving Series are the same as those of the Merging Series, the discussion of risk factors in the Prospectus and Statement of Additional Information of the Merging Series will apply to the Surviving Series as well. Please refer to the Prospectus and Statement of Additional Information of the Merging Series for more detailed information about the risk factors associated with the series.

                           THE PROPOSED REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

   The terms and conditions under which the proposed reorganization may be consummated are set forth in the reorganization agreement. Significant provisions of the reorganization agreement are summarized below. This summary, however, is qualified in its entirety by reference to the reorganization agreement, a form of which is attached to this Prospectus/Proxy Statement as Exhibit A.

   The Agreement and Plan of Reorganization contemplates:

   o the acquisition by the Surviving Series, on the closing date of the reorganization, of all of the assets of the Merging Series in exchange solely for Class A shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series; and

   o the distribution of shares of the corresponding class of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Series.

   The assets of the Merging Series to be acquired by the Surviving Series include all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivables which are owned by the Merging Series and any deferred or prepaid expenses shown as an asset on the books of the Merging Series on the closing date of the reorganization. The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the closing date of the reorganization. The Surviving Series will assume all liabilities, accrued or contingent, known or unknown, of the Merging Series reflected on the valuation date specified in the reorganization agreement. The closing of the reorganization will occur following satisfaction or waiver of the conditions to closing set forth in the reorganization agreement, currently anticipated to be on or about __________, 2004, or such later date as the parties may agree.

   The value of the Merging Series' assets to be acquired and the Merging Series' liabilities to be assumed by the Surviving Series and the net asset value of each class of shares of the Surviving Series will be determined immediately after the close of regular trading on the New York Stock Exchange and after the declaration of any dividends on the closing date, using the valuation procedures set forth in the series' then current Prospectuses and Statements of Additional Information. The number of shares of each class of the Surviving Series to be issued to the

Merging Series will be determined by dividing (a) the value of the aggregate net assets attributable to shares of the Merging Series by (b) the net asset value per share of Class A of the Surviving Series.

   On the closing date, the Merging Series will liquidate and distribute pro rata to its shareholders of record the Surviving Series shares received by the Merging Series in exchange for their respective shares in the Merging Series. This liquidation and distribution will be accomplished by opening an account on the books of the Surviving Series in the name of each shareholder of record of the Merging Series and by crediting to each account the shares due pursuant to the reorganization. Every Merging Series shareholder will own Class A shares of the Surviving Series immediately after the reorganization, the value of which will be equal to the value of the shareholder's Merging Series shares immediately prior to the reorganization.

   The consummation of the reorganization is subject to a number of conditions set forth in the reorganization agreement. Certain of these conditions may be waived by the Board of Directors, the Board of Trustees or by an authorized officer of the FMI Company or the Acquiring Trust, as appropriate.

   Among the significant conditions which may not be waived are: (a) the receipt by the FMI Company and the Acquiring Trust of an opinion of counsel as to certain federal income tax aspects of the reorganization and (b) the approval of the reorganization agreement by the shareholders of the Merging Series. The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders of the Merging Series, prior to the closing date, by either party by resolution of its Board of Directors or its Board of Trustees, as applicable. In addition, the reorganization agreement may be amended by mutual agreement, except that no amendment may be made to the reorganization agreement subsequent to the Special Meeting that would change the provisions for determining the number of Surviving Series shares to be issued to shareholders of the Merging Series without their further approval.

REASONS FOR THE REORGANIZATION

   The proposed reorganization is the outcome of the deliberation by the Board of Directors of the FMI Company and Board of Trustees of the Acquiring Trust. The advisers to each series recommended that the Directors or Trustees of the FMI Company or the Acquiring Trust, as applicable, consider the benefits that shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to this recommendation, the independent directors and trustees of the FMI Company or Acquiring Trust, as applicable, requested that management outline a specific reorganization proposal for their consideration and provide an analysis of the specific benefits to be realized by shareholders from the proposal. Management reported that the reorganization would provide shareholders of the Merging Series with reduced shareholder expenses by reason of a provision of the Agreement and Plan of Reorganization obligating the Surviving Series to limit total fund operating expenses to 1.25% of total net assets, while maintaining the same investment objective, strategies and techniques of the Merging Series.

   After considering these and other factors, the Board of Directors of the FMI Company, including the independent directors, concluded at a meeting held on June 11, 2004 that the reorganization would be in the best interests of the Merging Series and its shareholders and that the interests of existing Merging Series' shareholders will not be diluted as a result of the transactions contemplated by the reorganization. The Board of Directors of the FMI Company then voted to approve the reorganization and authorized the officers of the FMI Company to submit the reorganization proposal to shareholders for consideration.

   At a meeting held on June 23, 2004, the Executive Committee of the Acquiring Trust, including the independent trustees of the Committee, also concluded that the reorganization would be in the best interests of the Surviving Series. On August 17, 2004, the Board of Trustees for the Acquiring Trust ratified the actions of the Executive Committee. In the course of their review, the Board of Trustees of the Acquiring Trust noted that the advisers to each series have elected to use the historical financial statements and performance record of the Merging Series, since the Surviving Series is the successor of the Merging Series.

FEDERAL INCOME TAX CONSEQUENCES

   General
   -------

   The reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of the Merging Series for Federal income tax purposes as a result of the reorganization.

   As a condition to the closing of the reorganization, the Merging Series and the Surviving Series will receive an opinion of Foley & Lardner LLP, substantially to the effect that, among other things, for federal income tax purposes, upon consummation of the reorganization (i) no gain or loss will be recognized by the Merging Series or the Surviving Series as a result of the reorganization, (ii) no gain or loss will be recognized by a shareholder of the Merging Series upon his or her receipt of shares of the Surviving Series in the reorganization solely in exchange for his or her shares of the Merging Series,
(iii) the Merging Series and the Surviving Series will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of the Merging Series acquired by the Surviving Series will include the period during which such assets were held by the Merging Series, (v) the holding period for shares of the Surviving Series received by each shareholder of the Merging Series in exchange for his or her shares in the Merging Series will include the period during which such shareholder held shares of the Merging Series (provided the Merging Series shares were held as capital assets on the date of the exchange), and (vi) immediately after the reorganization, the tax basis of the shares of the Surviving Series received by shareholders of the Merging Series in the reorganization will be equal, in the aggregate, to the tax basis of the shares of the Merging Series surrendered in exchange therefore. Foley & Lardner LLP's opinion will be based upon certain assumptions and representations made by the Merging Series and the Surviving Series.

   An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court.

   If the reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368(a) of the Code, the reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the Merging Series, and Merging Series' shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Merging Series shares and the fair market value of the shares in the Surviving Series received.

   To the extent the Surviving Series has unrealized capital gains at the time of the reorganization, the Merging Series' shareholders may incur taxable gains in the year that the Surviving Series realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of the Surviving Series' shares at the time they were exchanged for assets of the Merging Series in the reorganization. Conversely, shareholders of the Surviving Series would share in unrealized capital gains of the Merging Series after the reorganization and bear a tax consequence on the subsequent realization of such gains.

   To the extent that the Merging Series has loss carry-forwards at the time of the reorganization, the Merging Series' shareholders may not be able to benefit from such loss carry-forwards after the reorganization.

   Shareholders should consult their tax advisers regarding the effect of the reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the reorganization.

Status as a Regulated Investment Company
----------------------------------------

   The Merging Series and the Surviving Series have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the reorganization, the Surviving Series intends to operate or continue to operate so as to qualify as a regulated investment company. The Merging Series' existence as a separate series of the FMI Company will be terminated as part of the reorganization.

CAPITALIZATION

   The Surviving Series has been established by the Acquiring Trust to facilitate the reorganization with the Merging Series. It will have no operations prior to the proposed reorganization. The following table sets forth the capitalization of the Merging Series and on a pro forma basis the combined capitalization of the Surviving Series as of June 30, 2004 giving effect to the proposed acquisition of net assets of the Merging Series at net asset value. The Merging Series currently offers only one class of shares. The Surviving Series will offer two classes of shares: Class A shares and Class C shares. The pro forma data reflects an exchange ratio of approximately 1.0 for Class A shares of the Surviving Series issued for each share of the Merging Series.


                                                                                              [PRO FORMA COMBINED
                                           MERGING SERIES            SURVIVING SERIES               SERIES]
                                     ----------------------------------------------------------------------------
Net Assets
Class A                              $6,403,562                 $         0                $6,403,562
Class C                              N/A                                 N/A               N/A

Net Asset Value per share
Class A                              $17.04                     $         0                $17.04
Class C                              N/A                                 N/A               N/A

Shares outstanding
Class A                              375,784                              0                375,784
Class C                              N/A                                 N/A               N/A


   The table set forth above should not be relied on to determine the number of Surviving Series shares to be received in the reorganization. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of the Merging Series and the Surviving Series at the time of the reorganization.

HISTORICAL PERFORMANCE INFORMATION

   As a result of the reorganization, the Surviving Series will be the successor of the Merging Series, which will be reorganized as a series of the Acquiring Trust pursuant to the proposed reorganization. The Surviving Series treats the past performance of the Merging Series, a series with substantially the same investment objectives, policies and philosophies, as its own.

   The performance table below therefore includes the performance, which has not been restated to reflect any differences in any applicable sales charges, of the shares of the Merging Series prior to the Surviving Series' commencement date. The Merging Series, which commenced operations on December 30, 1997, offered only one class of shares. Therefore, the tables below provide information about the performance for that one class only. The Merging Series' past performance is not necessarily an indication of how the Surviving Series will perform in the future.


                        AVERAGE ANNUAL TOTAL RETURNS FOR
                         PERIODS ENDING JUNE 30, 2004(1)


   MERGING SERIES - FMI SASCO
          CONTRARIAN                                             INCEPTION TO
          VALUE FUND                     1 YEAR      5 YEARS     JUNE 30, 2004     INCEPTION DATE
-------------------------------------   --------     -------     -------------     ---------------
Shares at NAV                            40.03%       12.96%         9.59%            12/30/97
Russell Midcap Index(1)                  29.38%        6.51%         8.21%            12/30/97
-----------------

(1) The Russell Midcap Index consists of the smallest 800 securities in the Russell 1000 Index as ranked by total market capitalization. This index attempts to capture the performance of the medium-sized universe of common stocks. Reflects no deduction for fees, expenses or taxes.

   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                       INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives, policies and restrictions of the Surviving Series and the Merging Series are the same.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and policies of the Surviving Series and the Merging Series are the same except that the Merging Series cannot purchase or sell commodities, including financial futures. The series have an investment objective of long-term growth of capital. The investment objective of the Surviving Series may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

   The principal investment strategies of the Surviving Series and the Merging Series are the same.

   o Under normal circumstances, a series will invest at least 80% of its assets in securities of larger small capitalization companies and mid-capitalization companies. These are companies having a market capitalization between $1.0 billion and $7.0 billion at the time of purchase.

   o The subadviser will look for companies with restructuring and turnaround potential that are selling at a substantial discount to their private market value and future earnings power.

   o The subadviser will utilize a "bottom-up" investment approach. The subadviser will look for companies that are both selling at a substantial discount to their private market value and have restructuring and turnaround potential. The subadviser will look for companies where there is potential for significant increase in future earnings leading to significant price appreciation.

   o The subadviser will employ a sell discipline pursuant to which it will sell a position when the price of the stock reaches the subadviser's target price; sell a position when it has diminished confidence that management can execute the turnaround strategy; and sell a position when key management departs.

   Temporary defensive strategy: If the subadviser of a series believes that market conditions are not favorable to the series' principal strategies, such series may invest without limit in U.S. government securities and in money market instruments. When this allocation happens, such series may not achieve its investment objective.

   Since the principal investment strategies and policies of the Surviving Series are the same, except as noted above, as those of the Merging Series, the discussion of the investment strategies in the Prospectus and Statement of Additional Information of the Merging Series applies to the Surviving Series as well. Please refer to the Prospectus and the Statement of Additional Information of the Merging Series for more detailed information about these and other investment techniques of the series.

MANAGEMENT AND OTHER SERVICE PROVIDERS

   As the investment adviser for the Surviving Series, PIC Adviser is responsible for managing the Surviving Series' investment program and the general operations of the Surviving Series. Sasco is the subadviser for the Surviving Series, and is responsible for the day-to-day management of the Surviving Series' portfolio. FMI Adviser, as the investment adviser for the Merging Series, is responsible for managing the Merging Series' investment program and the general operations of the Merging Series. FMI Adviser is a registered investment adviser controlled by Mr. Ted D. Kellner. Sasco is the subadviser for the Merging Services and is responsible for the day-to-day management of the Merging Series' portfolio.

   Bruce Bottomley, Daniel Leary, and Mark Helderman at Sasco are primarily responsible for the day-to-day management of the portfolio of the Merging Series, and are to be primarily responsible for the day-to-day management of the portfolio of the Surviving Series. Mr. Bottomley is Managing Director of Sasco and also serves as Portfolio Manager of Sasco. He has thirty-two years of investment experience and joined Sasco at the time of its inception in 1986. He received his MBA from the University of Chicago. Mr. Leary is Managing Director of Sasco and also serves as Portfolio Manager of Sasco. He has thirty-three years of investment experience and joined Sasco at the time of its inception in 1986. Mr. Leary is a graduate of the Boston College School of Management. Mr. Helderman is Managing Director of Sasco and also serves as Portfolio Manager of Sasco. He has eighteen years of investment experience and joined Sasco in 1997. Mr. Helderman is a graduate of the University of Dayton.

CERTAIN INVESTMENT RESTRICTIONS

   The Surviving Series and the Merging Series are subject to substantially identical investment restrictions that restrict the scope of their investments. These investment restrictions are "fundamental policies".

   The investment restrictions for the Surviving Series are:

(1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(2) Purchase securities if, after giving effect to the purchase, more than 25% of its respective total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities).

(3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and
     (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. With respect to the Phoenix Mid-Cap Value Fund, borrow money, except for temporary bank borrowings (not in excess of 5% of the value of its net assets) or for emergency or extraordinary purposes. Neither Fund will pledge any of its assets, except to secure borrowings and only to an extent not greater than 10% of the value of its assets. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

(4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by exemptive orders or staff interpretations of the Securities and Exchange Commission shall not be deemed to be prohibited by this restriction.

(5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Funds may be deemed to be underwriters under applicable law.

(6) Purchase or sell real estate, except that the Funds may (i) acquire or lease office space for their own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Funds as a result of the ownership of securities.

(7) Purchase or sell commodities or commodity contracts, except the Funds may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

(8) Make loans, except that the fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies. The Phoenix Mid-Cap Value Fund may not lend its portfolio securities and may only enter into repurchase agreements if those maturing in more than seven days plus all other illiquid securities will not exceed 10% of the Fund's net assets.


   Except with respect to investment restriction (3) above, if any percentage restriction described above for the Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series' assets will not constitute a violation of the restriction. With respect to investment restriction (3), in the event that asset coverage for all borrowings shall at any time fall below 300%, the series shall, within three days hereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

MULTIPLE CLASS STRUCTURE

   The Merging Series currently offers only one class of shares. The Surviving Series will offer two classes of shares: Class A and Class C shares.

   In the proposed reorganization, you will receive Class A shares of the Surviving Series in exchange for your shares in the Merging Series. The reorganization will be effected at net asset value. No sales charge will be imposed on your shares and you will not be required to pay a sales load for new purchases of Class A shares of the Surviving Series.

   The shares of the various classes are offered under the following arrangements:

CLASS A SHARES (CURRENTLY OFFERED BY BOTH SERIES)

      o Are offered to the public at net asset value plus a maximum sales charge of 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions.
      o  Are not subject to any charges when redeemed.
      o With respect to the Surviving Series, Class A shares have lower distribution and service fees (0.25%) and pay higher dividends than Class C shares.
      o Existing shareholder of the Merging Series who become shareholders of the Surviving Series through the reorganization will receive Class A shares of the Surviving Series in exchange for their shares of the Merging Series and will not be required to pay a sales load for new purchases of Class A shares of the Merging Series.

CLASS C SHARES (OFFERED BY SURVIVING SERIES ONLY)

      o Are offered to the public at net asset value with no sales charge at the time of purchase.
      o Are subject to a deferred sales charge of 1.00% if they are redeemed within the first year after they are purchased. The deferred sales charge may be waived under certain conditions.
      o  Are subject to an ongoing distribution and service fee (1.00%).

DISTRIBUTION PLANS

   Phoenix Equity Planning Corporation will serve as the distributor ("Surviving Distributor") of shares for the Surviving Series. The Acquiring Trust has adopted a distribution plan for each class of shares of the Acquiring Trust under Rule 12b-1 under the 1940 Act relating to the sale and promotion of the Surviving Series' shares.

   Under the Acquiring Trust's distribution plan, the Surviving Series will compensate the Distributor 0.75% of the average daily value of the net assets of Class C shares. In addition, the Distributor will be paid 0.25% annually of the average daily net assets of each class of shares (including Class A) as compensation for providing services to the shareholders, including assistance in connection with inquiries related to shareholder accounts.

   The FMI Company has also adopted distribution plans pursuant to Rule 12b-1 on behalf of the shares of the Merging Series (collectively, the "FMI Plans"). The Merging Series does not currently employ a distributor. Under the FMI Plans, the Merging Series may incur a distribution fee of 0.25% based on average daily net assets. The Merging Series, however, did not utilize the plan or pay 12b-1 fees for the year ended June 30, 2004.

                 COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES

   The Merging Series and the Surviving Series offer similar shareholder services including a Systematic Withdrawal Program, telephone exchanges, telephone redemptions, and an automatic investment program. The Merging Series distributes net investment income annually and net realized capital gains, if any, at least annually. The Surviving Series will distribute net investment income semiannually and net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Merging Series and the Surviving Series are or will be, as applicable, paid in additional shares of the respective series unless shareholders elect to receive cash. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the Merging Series and the Surviving Series in effect on the record date.

   Shareholders of the Merging Series may currently exchange their shares for shares of a corresponding class of shares of other affiliate FMI Company series. Shareholders of the Surviving Series will be able to exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix funds.

   Shares of the Merging Series and the Surviving Series may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. Payment of redemption proceeds for redeemed Merging Series and Surviving Series shares generally are or will be, respectively mailed within seven days after receipt of a redemption request in proper form and documentation, provided that each check used for purchases of shares has been cleared for payment. Redemptions by Class C shareholders will be subject to the applicable deferred sales charge, if any.

   Because the Surviving Series and the Merging Series offer similar shareholder services, after the closing similar services will continue to be available to Merging Series shareholders in their capacity as Surviving Series shareholders.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

   The following is a summary of certain differences in the legal structure of each of the Merging Series and the Surviving Series.

FORMS OF LEGAL STRUCTURE

   The FMI Company is a Wisconsin corporation. The operation of the FMI Company is governed by its Articles of Incorporation and by Wisconsin law. The FMI Company is registered with the SEC as an open-end management investment company and is subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. The Board of Directors of the FMI Company may generally authorize mergers, consolidations, shares exchanges and reorganizations of a new series or a respective series with another series or other business organization subject to shareholder approval.

   The Acquiring Trust is a Delaware Statutory Trust. The operations of this trust are governed by its Declaration of Trust and by Delaware law. The Acquiring Trust is registered with the SEC as an open-end management investment company and is subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. The Trustees of the Acquiring Trust may generally authorize mergers, consolidations, share exchanges and reorganizations of a new series or of each respective series with another series or other business organization subject to shareholder approval.

SHARES

   The FMI Company offers shares in five series, each of which have one class of shares outstanding: the Merging Series, FMI Provident Trust Strategy Fund, FMI Winslow Growth Fund, FMI Knappenberger Partners Emerging Growth Fund and FMI Woodland Small Capitalization Value Fund. The FMI Company may also organize other series in the future. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Directors, and are freely transferable. The assets and proceeds received by the FMI Company from the issue or sale of shares of a series are allocated to that series and constitute the rights of that series, subject only to the rights of creditors. Any underlying assets of a series are required to be segregated on the books of account of the FMI Company. These assets are to be used to pay the expenses of the series as well as a share of the general expenses of the FMI Company.

   The Acquiring Trust will offer shares of two series, each of which will have different classes: the Surviving Series and the Phoenix-Aberdeen Worldwide Opportunities Fund. The Acquiring Trust may also organize other series in the future. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. The assets and proceeds received by the trust from the issue or sale of shares of a series or class are allocated to that series and constitute the rights of that series, subject only to the rights of creditors. Any underlying assets of a series or class are required to be segregated on the books of account of the Acquiring Trust. These assets are to be used to pay the expenses of the series or class as well as a share of the general expenses of the Acquiring Trust.

MEETINGS

   The Board of Directors or Board of Trustees of the FMI Company or Acquiring Trust, as applicable, may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any trustee shall be called by directors or trustees, as applicable, upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote. One-third of the shares entitled to vote constitutes a quorum at a shareholder meeting of the Surviving Series. A majority of the shares entitled to vote constitutes a quorum at a shareholder meeting of the Merging Series.

SHAREHOLDER LIABILITY

   Unlike the stockholders of a corporation, under certain circumstances shareholders of a statutory trust may be held personally liable for the debts, claims or other obligations of a statutory trust. However, the Declaration of Trust of the Acquiring Trust limits shareholder liability. Such Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Acquiring Trust itself would be unable to meet its obligations.

LIABILITY OF TRUSTEES

   The Articles of Incorporation of the FMI Company provides that directors will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

   The Declaration of Trust of the Acquiring Trust provides that trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Acquiring Trust may purchase insurance for trustees to cover potential liabilities and will generally indemnify a trustee against such claims. The Acquiring Trust may also advance payments to a trustee in connection with indemnification.

LIQUIDATION OR DISSOLUTION

   In the event of the liquidation or dissolution of the Merging series, the Directors of the FMI Company Trust shall distribute the assets of the Merging Series to the shareholders, according to their respective rights, after accounting for the liabilities of the FMI Company.

   In the event of the liquidation or dissolution of the Surviving Series, the Trustees of the Acquiring Trust shall distribute the assets of the Surviving Series to the shareholders, according to their respective rights, after accounting for the liabilities of the Acquiring Trust.

                                   FISCAL YEAR

   Both series operate on a fiscal year which ends June 30.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

   Responsibility for the overall supervision of each series rests with the Board of Directors of the FMI Company and the Board of Trustees of the Acquiring Trust.

   As the investment adviser for the Surviving Series, PIC Adviser is responsible for managing the Surviving Series' investment program and the general operations of the Surviving Series. Sasco is the subadviser for the Surviving Series, and is responsible for the day-to-day management of the Surviving Series' portfolio. FMI Adviser, as the investment adviser for the Merging Series, is responsible for managing the Merging Series' investment program and the general operations of the Merging Series. FMI Adviser is a registered investment adviser controlled by Mr. Ted D. Kellner. Sasco is the subadviser for the Merging Services and is responsible for the day-to-day management of the Merging Series' portfolio.

   Bruce Bottomley, Daniel Leary, and Mark Helderman at Sasco are primarily responsible for the day-to-day management of the portfolio of the Merging Series, and are to be primarily responsible for the day-to-day management of the portfolio of the Surviving Series. Mr. Bottomley is Managing Director of Sasco and also serves as Portfolio Manager of Sasco. He has thirty-two years of investment experience and joined Sasco at the time of its inception in 1986. He received his MBA from the University of Chicago. Mr. Leary is Managing Director of Sasco and also serves as Portfolio Manager of Sasco. He has thirty-three years of investment experience and joined Sasco at the time of its inception in 1986. Mr. Leary is a graduate of the Boston College School of Management. Mr. Helderman is Managing Director of Sasco and also serves as Portfolio Manager of Sasco. He has eighteen years of investment experience and joined Sasco in 1997. Mr. Helderman is a graduate of the University of Dayton.

   Phoenix Equity Planning Corporation serves as financial agent of the Surviving Series and, as such, performs administrative, bookkeeping and pricing functions. Phoenix Equity Planning Corporation also serves as the transfer agent for the Surviving Series.

   Fiduciary Management, Inc. serves as financial agent of the Merging Series and, as such, performs administrative, bookkeeping and pricing functions. U.S. Bancorp Fund Services, LLC serves as the transfer agent for the Merging Series.

   The State Street Bank and Trust Company serves as the custodian of the Acquiring Trust's assets and as a subtransfer agent for the Surviving Series. U.S. Bank, N.A. serves as the custodian of the FMI Company's assets.

   PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm for both series.

                               VOTING INFORMATION

QUORUM AND VOTING REQUIREMENTS

   This Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Series in connection with the solicitation by the Board of Directors of the FMI Company of proxies to be used at the meeting. Shareholders of record of the Merging Series at the close of business on August 31, 2004 ("Record Date") will be entitled to vote at the meeting or at any adjournments thereof. As of the Record Date, _____________ shares of the Merging Series were issued and outstanding.

   You can provide voting instructions in the following ways:

         o  BY MAIL - using the enclosed Proxy Card(s) and postage paid envelope

         o  IN PERSON - at the Special Meeting

   Proxies executed by shareholders may be revoked at any time before they are exercised by a written revocation received by the Secretary of the FMI Company, by properly executing a later-dated proxy (in writing, or by telephone or by the Internet) or by attending the meeting and voting in person.

   The Board of Directors of the FMI Company knows of no business, other than that mentioned in the Notice of Special Meeting, that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named on the enclosed proxy cards to vote in accordance with their best judgment.

   Shareholders are entitled to one vote for each share (determined as of the Record Date) owned by such shareholder and each fractional share amount shall be entitled to a proportionate fractional vote. A majority of the shares entitled to vote shall constitute a quorum for the meeting. The affirmative vote of a majority of the outstanding voting securities of the Trust must approve the herein contemplated reorganization. For purposes of determining the presence of a quorum for transacting business at the meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the Merging Series in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.

   If either (a) a quorum is not present at the meeting or (b) a quorum is present but sufficient votes in favor of the reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournments of the Special Meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that such persons are required to vote FOR the reorganization proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the reorganization proposal against such adjournment.

   The Special Meeting may be adjourned from time to time by the vote of a majority of the shares represented at the Special Meeting. If the Special Meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is or must be fixed. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of the By-Laws of the FMI Company. At any adjourned meeting, the FMI Company may transact any business which might have been transacted at the original meeting.

   The individuals named as proxies on the enclosed proxy card will vote in accordance with the shareholder's direction, as indicated thereon, if the proxy card is received and is properly executed. If the shareholder properly executes a proxy and gives no voting instructions with respect to the reorganization proposal, the shares will be voted in favor of the reorganization proposal. The proxies, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board of Directors of the FMI Company is not aware of any other matters to come before the meeting.

   Approval of the reorganization proposal by the shareholders of the Merging Series is a condition of the consummation of the reorganization. If the reorganization is not approved, the Merging Series will continue as a series of the FMI Company and the Board of Directors of the FMI Company may consider other alternatives in the best interests of the shareholders of the Merging Series.

REVOCATION OF PROXIES

   Any shareholder who has given a proxy has the right to revoke the proxy at any time prior to its exercise:

   o by written notice of the proxy's revocation to the Secretary of the FMI Company at the above address prior to the meeting;

   o by the subsequent execution and return of another proxy card prior to the meeting; or

   o by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

NO APPRAISAL RIGHTS

   The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

SOLICITATION OF PROXIES

   In addition to solicitation of proxies by mail, officers and employees of Phoenix Investment Counsel, Inc., or its affiliates, may solicit proxies personally or by telephone or telegram. The FMI Company may also use one or more proxy solicitation firms to assist with the mailing and tabulation effort and any special personal solicitation of proxies. Banks, brokers, fiduciaries and nominees will, upon request, be reimbursed by Phoenix Investment Counsel, Inc. for their reasonable expenses in sending proxy material to beneficial owners of shares of the Merging Series. While a proxy solicitation firm is not expected to be engaged for this proxy solicitation, should such a firm be so engaged, the cost of the solicitation of proxies will be borne by Phoenix Investment Counsel, Inc.

OWNERSHIP OF VOTING SECURITIES

   Based on holdings and total shares outstanding as of August 31, 2004, the Directors and officers of the FMI Company owned as a group less than __% of the outstanding voting securities of the Merging Series. If the reorganization were consummated as of August 31, 2004, the Directors and officers of the FMI Company would own less than __% of the outstanding voting securities of the combined Surviving Series based on their holdings and total shares outstanding as of August 31, 2004.

   One shareholder, U.S. Trust, owns beneficially, or of record, 5% or more of the outstanding shares of the Merging Series, based on holdings and total shares outstanding as of August 31, 2004. No other person owns beneficially, or of record, 5% or more of the outstanding shares of a Series as of the Record Date.

   THE BOARD OF DIRECTORS OF THE FMI COMPANY, INCLUDING THE INDEPENDENT DIRECTORS OF THE FMI COMPANY, RECOMMENDS YOU APPROVE THE PLAN OF REORGANIZATION.

   WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF IT IS MAILED IN THE UNITED STATES. IN THE ALTERNATIVE, WE ENCOURAGE YOU TO VOTE USING THE TELEPHONE OR INTERNET.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

   The Acquiring Trust and the FMI Company are each registered under the 1940 Act and are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, file reports, proxy materials, and other information with the SEC. Such reports, proxy materials, and other information can be inspected at the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C., 20549 as well as at the following regional offices: New York Regional Office, 75 Park Place, Room 1228, New York, NY, 10007; and Chicago Regional Office, Northwestern Atrium Center, 500 Madison Street, Suite 1400, Chicago, IL, 60661. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C., 20549, at prescribed rates. The SEC maintains a Web Site (http://www.sec.gov) that contains this Prospectus, Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

PERFORMANCE FOR THE PERIOD ENDING JUNE 30, 2004

   The period prior to June 30, 2004, when the Surviving Series began operating, represents the performance of the Merging Series, a fund with substantially the same investment objectives, policies and philosophies. The Surviving Series treats the past performance of the Merging Series as its own. This past performance has not been adjusted to reflect the expenses of the Surviving Series. Please note that the Merging Series offered only one class of shares. Therefore, the tables below provide information about the performance for that class only.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING JUNE 30, 2004)

                                                                  LIFE OF THE    INCEPTION
                                           1 YEAR      5 YEARS      SERIES          DATE
                                         ----------   ----------  ------------  ------------
MERGING SERIES - FMI SASCO CONTRARIAN
  VALUE FUND

   Merging Series shares                   40.03%      12.96%        9.59%        12/30/97
   Russell Midcap Index(1)                 29.38%       6.51%        8.21%        12/30/97















-----------------

1 The Russell Midcap Index consists of the smallest 800 securities in the Russell 1000 Index as ranked by total market capitalization. This index attempts to capture the performance of the medium-sized universe of common stocks. Reflects no deduction for fees, expenses or taxes.

GROWTH OF $10,000
(FOR THE PERIODS ENDING JUNE 30, 2004)

MERGING SERIES - FMI SASCO CONTRARIAN VALUE FUND

                                                 RUSSELL MIDCAP
      YEAR                   SHARES                  INDEX(1)
--------------            --------------        ----------------
12/30/97                     $10,000                 $10,000
06/30/98                     $10,410                 $10,942
06/30/99                     $ 9,860                 $12,180
06/30/00                     $ 9,217                 $13,720
06/30/01                     $12,901                 $13,852
06/30/02                     $14,048                 $12,574
06/30/03                     $12,953                 $12,905
06/30/04                     $18,137                 $16,697

   This growth of $10,000 chart assumes an initial investment of $10,000 made on the inception dates in the tables above. Performance assumes dividends and capital gains are reinvested.


SECTOR WEIGHTINGS AT JUNE 30, 2004 (AS A PERCENT OF EQUITY HOLDINGS)

                                                FMI SASCO CONTRARIAN
               SECTOR                                VALUE FUND
-------------------------------------- ---------------------------------------

Consumer Discretionary                  $       1,513,421      30.13%
Consumer Staples                        $         336,816       6.71%
Energy                                  $         161,250       3.21%
Financials                              $             -         0.00%
Health Care                             $             -         0.00%
Industrials                             $       1,055,435      21.01%
Information Technology                  $             -         0.00%
Materials                               $       1,107,802      22.06%
Telecommunication Services              $             -         0.00%
Utilities                               $         848,018      16.88%

Total Equity Holdings                   $       5,022,742     100.00%



















-----------------

1 The Russell Midcap Index consists of the smallest 800 securities in the Russell 1000 Index as ranked by total market capitalization. This index attempts to capture the performance of the medium-sized universe of common stocks. Reflects no deduction for fees, expenses or taxes.

ASSET MIX AT JUNE 30, 2004 (AS A PERCENTAGE OF TOTAL ASSETS)

                                            MERGING SERIES - FMI SASCO
              ASSET MIX                       CONTRARIAN VALUE FUND
----------------------------------      --------------------------------
Common Stock                                        78.44%
Short Term Obligations                              22.44%
Other assets and liabilities, net                   -0.88%

Total Net Assets                                   100.00%

TEN LARGEST FMI SASCO CONTRARIAN VALUE FUND HOLDINGS AT JUNE 30, 2004 (AS A PERCENTAGE OF TOTAL NET ASSETS)

MERGING SERIES - FMI SASCO CONTRARIAN VALUE FUND
   1.  Foot Locker, Inc.                                   5.4%
   2.  Duke Energy Corp.                                   4.0%
   3.  FirstEnergy Corp.                                   3.5%
   4.  Raytheon Co.                                        3.5%
   5.  Limited Brands                                      3.4%
   6.  Hercules Inc.                                       3.4%
   7.  Del Monte Foods Co.                                 3.3%
   8.  Thomas & Betts Corp.                                3.3%
   9.  ONEOK, Inc.                                         3.3%
  10.  Packaging Corp of America                           3.2%

LEGAL MATTERS

   Matthew A. Swendiman, Esq., Counsel, Phoenix Life Insurance Company, will pass upon certain legal matters in connection with the issuance of the shares of the Surviving Series.

ADDITIONAL FINANCIAL INFORMATION

   The tables set forth below present certain financial information for the Merging Series. The financial highlights for each year ended June 30 are derived from the Merging Series' audited financial statements for that year. The data should be read in conjunction with the audited financial statements and related notes, which are included in the Statement of Additional Information related to this Prospectus/Proxy Statement.


                MERGING SERIES - FMI SASCO CONTRARIAN VALUE FUND
                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 For the Years Ended June 30,
                                                                   ------------------------------------------------------------
                                                                     2004         2003         2002         2001          2000
                                                                   ------       ------       ------       ------        ------
  PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                               $12.18       $13.21       $12.15      $  8.74       $  9.47
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment (loss) income (a)                               (0.01)         0.01       (0.01)         0.02          0.08
    Net realized and unrealized
       gains (losses) on investments                                 4.88       (1.04)         1.09         3.46        (0.70)
                                                                   ------       ------       ------       ------        ------

  TOTAL FROM INVESTMENT OPERATIONS                                   4.87       (1.03)         1.08         3.48        (0.62)
  LESS DISTRIBUTIONS:
    Dividends from net investment income                           (0.01)           --       (0.02)       (0.07)        (0.11)
    Distributions from net realized gains                              --           --           --           --            --
                                                                   ------       ------       ------       ------        ------

  Total from distributions                                         (0.01)           --       (0.02)       (0.07)        (0.11)
                                                                   ------       ------       ------       ------        ------

  NET ASSET VALUE, END OF YEAR                                     $17.04       $12.18       $13.21       $12.15       $  8.74
                                                                   ======       ======       ======       ======        ======

  TOTAL RETURN                                                     40.03%      (7.80%)        8.89%       39.98%       (6.52%)
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's $)                              6,404        3,800        5,240        4,901         5,568
  Ratio of expenses (after reimbursement)
     to average net assets (b)                                      1.30%        1.30%        1.30%        1.30%         1.30%
  Ratio of net investment (loss)
     income to average net assets (c)                             (0.06%)        0.09%      (0.05%)        0.17%         0.88%
  Portfolio turnover rate                                          53.19%       22.94%       49.36%       27.44%        42.53%

(a) In 2004, 2003, 2002, 2001 and 2000, net investment (loss) income per share is calculated using average shares outstanding.
(b) Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been for the years ended June 30, 2004, 2003, 2002, 2001 and 2000, 2.76%, 3.05%,
      2.68%, 2.25% and 1.76%, respectively.
(c) If the Fund had paid all of its expenses, the ratios would have been for the years ended June 30, 2004, 2003, 2002, 2001 and 2000, (1.52%),
      (1.66%), (1.43%), (0.78%) and 0.42%, respectively.

FUTURE SHAREHOLDER MEETINGS

   As a Delaware Statutory Trust, the Acquiring Trust does not hold shareholder meetings unless required by the 1940 Act. Other than this meeting, the Acquiring Trust does not anticipate holding any future meetings of shareholders unless required.

                                 OTHER BUSINESS

   The Board of Directors of the FMI Company knows of no business to be brought before the meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of Merging Series' shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Merging Series and the shareholders of the Merging Series.

                                         By Order of the Board of Trustees,


                                         Donald S. Wilson
                                         Secretary

Milwaukee, Wisconsin
______, 2004

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION



         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 200__, by and between Phoenix Equity Trust, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Mid-Cap Value Fund (the "Acquiring Fund"), a separate series of the Trust, and FMI Mutual Funds, Inc., a Wisconsin corporation (the "FMI Company"), on behalf of the FMI Sasco Contrarian Value Fund (the "Acquired Fund"), another separate series of the FMI Company.


         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund is a separate series of the FMI Company and the Acquiring Fund is a separate series of the Trust, each of which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund which is a newly created series of the Trust formed for the specific purposes of entering into the Agreement, and its shareholder and that the interests of the existing sole shareholder of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Directors of the FMI Company, including a majority of the Directors who are not "interested persons" of the FMI Company, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.


         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSACTION

         1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").


         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the "Assets").


         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.


         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.


         1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its transfer agent, as defined in paragraph 3.3.


         1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquiring Fund.


         2.2 The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees which shall be described in the Acquiring Fund's then-current prospectus and statement of additional information.


         2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Acquiring Fund Share, determined in accordance with paragraph 2.2.


         2.4 Phoenix Equity Planning Corporation shall make all computations of value, in its capacity as financial agent for the Trust.

3. CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be October 8, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Simpson Thacher & Bartlett LLP or at such other time and/or place as the parties may agree.

         3.2 The FMI Company shall direct U.S. Bank, N.A. (formerly Firstar Trust Company), as custodian for the Acquired Fund (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.


         3.3 The FMI Company shall direct U.S. Bancorp Fund Services LLC (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.


         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The FMI Company, on behalf of the Acquired Fund, represents and warrants as follows:


         (a) The Acquired Fund is duly organized as a series of the FMI Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Wisconsin, with power under the FMI Company's Restated Articles of Incorporation ("Articles of Incorporation"), to own all of its Assets and to carry on its business as it is now being conducted;


         (b) The FMI Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;


         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;


         (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;


         (e) On the Closing Date, the FMI Company, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets; the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;


         (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the FMI Company's Articles of Incorporation or of any agreement, indenture, instrument, contract, lease or other undertaking to which the FMI Company on behalf of the Acquired Fund is a party or by which it is bound, or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the FMI Company on behalf of the Acquired Fund is a party or by which it is bound;


         (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;


         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the FMI Company on behalf of the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The FMI Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;


         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2004, have been audited by PricewaterhouseCoopers, LLP ("PwC"), independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;


         (j) Since June 30, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;


         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;


         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;


         (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;


         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of the FMI Company, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;


         (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and


         (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 4.2(p), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.


         4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:


         (a) The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;


         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;


         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;


         (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund as of the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;


         (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Acquiring Fund is a party or by which it is bound;


         (f) Except as otherwise disclosed in writing to and accepted by the FMI Company, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Acquiring Fund or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Trust on behalf of the Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions herein contemplated;


         (g) On the Closing Date, the Acquiring Fund has only nominal assets and outstanding shares, solely for the purpose of voting on matters related to the reorganization contemplated by the Agreement;


         (h) There are no known or contingent liabilities of the Acquiring Fund as of the date hereof or the Closing Date;

         (i) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;


         (k) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such;


         (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could, under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;


         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;


         (n) Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could, under certain circumstances, be held personally liable for obligations of the Acquired Fund);


         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and


         (p) That insofar as it relates to the Acquiring Fund, the Form N-1A Registration Statement of the Trust relating to the Acquiring Fund (the "Registration Statement") and the Form N-14 Registration Statement of the Trust with respect to the Acquiring Fund (the "Proxy Statement"), and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement or the Proxy Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement or the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.


         (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.       COVENANTS OF THE FMI COMPANY ON BEHALF OF THE ACQUIRED FUND

         5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.


         5.2 The FMI Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.


         5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.


         5.4 The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably request concerning the holders of the Acquired Fund's shares.


         5.5 Subject to the provisions of this Agreement, the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.


         5.6 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.


         5.7 The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.


         5.8 The FMI Company, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the FMI Company's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.


6.       COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND


         6.1 The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.


         6.2 Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.


         6.3 The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.


         6.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.


         6.5 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.


         6.6 The Acquiring Fund shall, for a two-year period after the Closing, limit total annual fund operating expenses to 1.25% of total net assets.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the FMI Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the FMI Company's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:


         7.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;


         7.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and


         7.3 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the FMI Company, on behalf of the Acquired

Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:


         8.1 All representations and warranties of the FMI Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;


         8.2 The FMI Company shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the FMI Company;


         8.3. The FMI Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by FMI Company, on behalf of the Acquired Fund, on or before the Closing Date;


         8.4 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and


         8.5 The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund's name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the FMI Company, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:


         9.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the FMI Company's Articles of Incorporation, applicable Wisconsin law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the FMI Company nor the Trust may waive the conditions set forth in this paragraph 9.1;


         9.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;


         9.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the FMI Company and the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;


         9.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         9.5 The parties shall have received the opinion of Foley & Lardner LLP, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement, shall for federal income tax purposes, qualify under the continuity of business enterprise (COBE) requirements for corporate reorganizations as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10.      BROKERAGE FEES AND EXPENSES

         10.1 The FMI Company on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


         10.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Investment Counsel, Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1 The FMI Company and the Trust have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.


         11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees, Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      WAIVER

         The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of their respective Board of Trustees and Board of Directors, may waive any condition to their respective obligations hereunder.

14.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the FMI Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Phoenix Equity Trust, 101 Munson Street, Greenfield, Massachusetts 01301, Attn: General Counsel.

16.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


         15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.


         15.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.


         15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.


         15.5 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Articles of Incorporation of the Acquired Fund. The execution and delivery by such officers of the Acquired Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Articles of Incorporation of the Acquired Fund.


         15.6 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund. The execution and delivery by such officers of the Acquiring Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund.


         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


     Attest:                                                  PHOENIX EQUITY TRUST ON BEHALF OF ITS
                                                              PHOENIX MID-CAP VALUE FUND
     __________________________________                       By: _______________________________
     By:
     Title:                                                   Title: _______________________________

     Attest:                                                  FMI MUTUAL FUNDS, INC. ON BEHALF OF ITS
                                                              FMI SASCO CONTRARIAN VALUE FUND

     __________________________________                       By: _______________________________
     By:
     Title:                                                   Title: _______________________________

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                          ACQUISITION OF THE ASSETS OF
                         FMI SASCO CONTRARIAN VALUE FUND
                                   A SERIES OF
                             FMI MUTUAL FUNDS, INC.
                              225 EAST MASON STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (800) 811-5311

                        BY AND IN EXCHANGE FOR SHARES OF
                           PHOENIX MID-CAP VALUE FUND
                                  A SERIES OF
 PHOENIX EQUITY TRUST, (FORMERLY, PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND)

                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                 (800) 243-1574

                                                              September __, 2004

      This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets and all the liabilities of FMI Sasco Contrarian Value Fund (the "Merging Series"), a series of FMI Mutual Funds, Inc, in exchange for shares of the corresponding class of the Phoenix Mid-Cap Value Fund, a series of Phoenix Equity Trust, (formerly, Phoenix-Aberdeen Worldwide Opportunities Fund) (the "Surviving Series"), consists of this cover page and the following described documents:

      1) the Statement of Additional Information of the Phoenix Equity Trust (formerly, Phoenix Aberdeen Worldwide Opportunities Fund), to be filed via EDGAR on Form N-1A (File No. 002-16590) effective September __, 2004 with Post-Effective Amendment No. 75 and to be incorporated by reference (to be filed by Amendment);

      2) the Statement of Additional Information of the FMI Mutual Funds, Inc., as filed via EDGAR on Form N-1A (File No. 033-06836) on October 30, 2003 with Post-Effective Amendment No. 24 to the Prospectus dated October 31, 2003, and incorporated by reference;

      3) the Annual Report of the Phoenix Equity Trust (formerly, Phoenix Aberdeen Worldwide Opportunities Fund) for the year ended June 30, 2004 to be filed via EDGAR on Form N-CSR (File No. 811-00945) on September 6, 2004 and incorporated by reference (to be filed by Amendment);

      4) the Annual Report of the FMI Mutual Funds, Inc. for the year ended June 30, 2004 as filed via EDGAR on Form N-CSR (File No. 811-04722) on August 11, 2004, and incorporated by reference (to be filed by Amendment);

      5)    the Pro Forma Financial Statements filed herewith.


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated September__, 2004. A copy of the Prospectus/Proxy Statement may be obtained without charge by contacting Phoenix Equity Planning Corporation ("Equity Planning") at 56 Prospect Street, P. O. Box 150480, Hartford, CT 06115-0480 or by telephoning Equity Planning toll free at (800) 243-4361.

      The date of this Statement of Additional Information is September __,
2004.

 Phoenix Mid Cap Value Fund/FMI Sasco Contrarian Value Fund
 Pro Forma Combined Schedule of Investments
 June 30, 2004 (Unaudited)

 Shares or Par Value (in thousands)                                                    Value
 ==================================== ========================================        =============  ============   ============

   Phoenix   FMI Sascon    ProForma                                                     Phoenix       FMI Sascon      ProForma
   Mid-Cap   Contrarian    Combined                                                     Mid-Cap       Contrarian      Combined
 Value Fund  Value Fund    Portfolios  DESCRIPTION                                     Value Fund     Value Fund     Portfolios
 =========== ===========  =========== =======================================         =============  ============   ============

                                       COMMON STOCKS--78.5%
          -         682          682   Alleghany Corp. (b)                                        -       195,734       195,734
          -       2,400        2,400   Arch Coal, Inc.                                            -        87,816        87,816
          -      14,000       14,000   Big Lots, Inc. (b)                                         -       202,440       202,440
          -       3,000        3,000   Brunswick Corp.                                            -       122,400       122,400
          -      18,400       18,400   Crown Holdings, Inc. (b)                                   -       183,448       183,448
          -      21,100       21,100   Del Monte Foods Co. (b)                                    -       214,376       214,376
          -      12,500       12,500   Duke Energy Corp.                                          -       253,625       253,625
          -      37,800       37,800   Dynegy Inc.                                                -       161,028       161,028
          -       6,000        6,000   FirstEnergy Corp.                                          -       224,460       224,460
          -      14,200       14,200   Foot Locker, Inc.                                          -       345,628       345,628
          -       2,400        2,400   Fortune Brands, Inc.                                       -       181,032       181,032
          -       6,200        6,200   Goodyear Tire & Rubber Co. (b)                             -        56,358        56,358
          -      17,700       17,700   Hercules Inc. (b)                                          -       215,763       215,763
          -       5,400        5,400   J.C. Penney Company, Inc. (Holding Co.)                    -       203,904       203,904
          -       3,200        3,200   Joy Global Inc.                                            -        95,808        95,808
          -      14,300       14,300   Laidlaw International Inc. (b)                             -       185,328       185,328
          -       3,100        3,100   Lear Corp.                                                 -       182,869       182,869
          -      11,700       11,700   Limited Brands                                             -       218,790       218,790
          -       9,647        9,647   Methanex Corp.                                             -       127,543       127,543
          -       4,200        4,200   NOVA Chemicals Corp.                                       -       121,506       121,506
          -       9,500        9,500   ONEOK, Inc.                                                -       208,905       208,905
          -       8,600        8,600   Packaging Corp of America                                  -       205,540       205,540
          -       1,400        1,400   Peabody Energy Corp.                                       -        78,386        78,386
          -       4,300        4,300   Premcor Inc. (b)                                           -       161,250       161,250
          -       6,200        6,200   Raytheon Co.                                               -       221,774       221,774
          -       4,000        4,000   SUPERVALU INC.                                             -       122,440       122,440
          -       7,700        7,700   Thomas & Betts Corp.                                       -       209,671       209,671
          -       2,500        2,500   United States Steel Corp.                                  -        87,800        87,800
          -       4,800        4,800   Waste Management, Inc.                                     -       147,120       147,120
                                                                                          ----------   -----------   -----------
                                       TOTAL COMMON STOCKS                                        -     5,022,742     5,022,742

                                       SHORT-TERM OBLIGATIONS--22.4
          -         310          310   American Family Financial Services, 0.96%                  -       310,000       310,000
          -         817          817   U.S. Bank, N.A., 1.11%                                     -       816,940       816,940
          -         310          310   Wisconsin Corporate Central Credit Union, 1.03%            -       310,000       310,000
                                                                                          ----------   -----------   -----------
                                       TOTAL SHORT-TERM OBLIGATIONS                               -     1,436,940     1,436,940

                                       TOTAL INVESTMENTS--100.9%                                  -     6,459,682     6,459,682 (a)
                                       (Identified cost $0, $5,162,703 and $5,162,703)
                                       Other assets and liabilities, net---(0.9)%                 -       (56,120)      (56,120)
                                                                                          ----------   -----------   -----------

                                       NET ASSETS--100.0%                                $        -   $ 6,403,562   $ 6,403,562
                                                                                          ==========   ===========   ===========


                                       (a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of
                                       $1,319,483 and gross depreciation of $129,520 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $5,269,719.
                                       (b) Non-income producing.

                                       SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

 Phoenix Mid-Cap Value Fund/FMI Sasco Contrarian Value Fund
 Pro Forma Combined Statement of Assets and Liabilities
 June 30, 2004 (Unaudited)




                                                             ================  ================    ==============   ==============
                                                             Phoenix Mid-Cap   FMI Sasco                              Pro Forma
                                                             Value Fund        Contrarian Value      Adjustments      Combined
                                                                               Fund                                   Portfolios
                                                             ================  ================    ==============   ==============
ASSETS
Investment securities at value
  (Identified cost $0, $5,162,703 and $5,162,703)           $              -  $      6,459,682    $           -    $     6,459,682
Cash                                                                       -            12,537                -             12,537
Receivables
  Fund shares sold                                                         -           117,045                -            117,045
  Dividends and Interest                                                   -             1,923                -              1,923
                                                             ----------------   ---------------    --------------   --------------
    Total assets                                                           -         6,591,187                -          6,591,187
                                                             ----------------   ---------------    --------------   --------------
LIABILITIES
Payables
  Investment securities purchased                                          -           179,975                -            179,975
  Management and administrative fees                                       -             5,313                -              5,313
  Directors' fees                                                          -               800                -                800
  Other liabilities                                                        -             1,537                -              1,537
                                                             ----------------   ---------------    --------------   --------------
    Total liabilities                                                      -           187,625                -            187,625
                                                             ----------------   ---------------    --------------   --------------
NET ASSETS                                                  $              -   $     6,403,562    $           -    $     6,403,562
                                                             ================   ===============    --------------   ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $              -   $     6,284,777    $           -    $     6,284,777
Undistributed net investment income (loss)                                 -                 -                -                  -
Accumulated net realized gain (loss)                                       -        (1,178,194)               -         (1,178,194)
Net unrealized appreciation                                                -         1,296,979                -          1,296,979
                                                             ----------------   ---------------    --------------   --------------
Net Assets                                                                 -   $     6,403,562    $           -    $     6,403,562
                                                             ================   ===============    ==============   ==============

Shares of beneficial interest outstanding, $0.01 par value,
300,000,000 shares unauthorized                                            -           375,784                -            375,784
Net assets                                                  $              -   $     6,403,562    $           -    $     6,403,562

Net asset value per share                                   $              -   $         17.04    $           -    $         17.04



       See Notes to Pro Forma Financial Statements.

 Phoenix Mid-Cap Value Fund/FMI Sasco Contrarian Value Fund
 Pro Forma Combined Statement of Operations
 July 1 2003 through June 30, 2004 (Unaudited)




                                                ================       ================     ==============     ===============
                                                Phoenix Mid-Cap        FMI Sasco                                  Pro Forma
                                                Value Fund             Contrarian Value                           Combined
                                                                       Fund                   Adjustments         Portfolios
                                                ================       ================     ==============     ===============

 INVESTMENT INCOME
 Dividends                                    $              -        $         53,469     $                  $         53,469
 Interest                                                    -                   3,198                                   3,198
                                                ---------------        ----------------     ---------------    ----------------

   Total investment income                                   -                  56,667                   -              56,667
                                                ---------------        ----------------     ---------------     -----------------

 EXPENSES
 Management fee                                              -                  45,830             (10,707)             35,123
 Service fees, Class A                                       -                       -              11,457              11,457
 Distribution and service fees, Class C                      -                       -               1,000               1,000
 Financial agent fee                                         -                       -              36,502              36,502
 Administration fee                                          -                  12,860             (12,860)                  -
 Transfer agent fee                                          -                  14,448              25,552              40,000
 Registration fee                                            -                   8,862              24,629              33,491
 Printing                                                    -                   1,952              10,048              12,000
 Professional                                                -                  28,488               4,832              33,320
 Custodian                                                   -                   8,350               6,750              15,100
 Trustees                                                    -                   3,600              24,960              28,560
 Miscellaneous                                               -                   2,154               7,546               9,700
                                                ---------------        ----------------     --------------      ---------------

   Total expenses                                            -                 126,544             129,709             256,253
   Less expenses borne by investment advisor                                   (66,965)           (130,001)           (196,966)
                                                ---------------        ----------------     --------------      --------------

   Net expenses                                              -                  59,579                (292)             59,287
                                                ---------------        ----------------     --------------      ---------------

NET INVESTMENT INCOME (LOSS)                                 -                  (2,912)                292              (2,620)



NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS

Net realized gain (loss) on securities                       -                 696,164                   -             696,164

Net change in unrealized appreciation
(depreciation) on investments                                -                 803,649                   -             803,649

                                                ---------------        ----------------     --------------     ---------------
Net gain (loss)  on investments                              -               1,499,813                   -           1,499,813
                                                ---------------        ----------------     --------------     ---------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS              $              -        $      1,496,901     $           292    $     1,497,193
                                                ===============        ================     ==============     ===============

 Adjustments:







                  See Notes to Pro Forma Financial Statements.

PHOENIX MID-CAP VALUE FUND/FMI SASCO CONTRARIAN VALUE FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


1.  BASIS OF COMBINATION

The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the FMI Sasco Contrarian Value Fund ("FMI Sasco") into the Phoenix Mid-Cap Fund ("Mid-Cap"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets of FMI Sasco to Mid-Cap and the subsequent liquidation of FMI Sasco. The accounting survivor in the proposed merger will be FMI Sasco and the legal survivor in the proposed merger will be Mid-Cap. This is because the Surviving Fund will invest in a style that is similar to the way in which FMI Sasco is currently operated (including hedging and investment in debt securities).

The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

FMI Sasco and Mid-Cap are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of additional shares of Mid-Cap which would have been issued at June 30, 2004 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets, as of June 30, 2004, of FMI Sasco of $6,403,562 and the net asset value of FMI Sasco of $17.04. The Pro Forma Statement of Assets & Liabilities reflects the combined Pro Forma shares outstanding as calculated above.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on the expected expense schedule of Mid-Cap as of June 30, 2004, the actual expenses of FMI Sasco and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and financial agent fees have been calculated for the combined Fund based on the fee schedule to be in effect for Mid-Cap at the combined level of average net assets for the period ended June 30, 2004.

4. PORTFOLIO VALUATION

Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

5. COMPLIANCE

As of October 8, 2004, all the securities held by the Merging Series would comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Series has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code ("IRC"). After the acquisition, the Surviving Series intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

6. FEDERAL INCOME TAX INFORMATION

The Funds have capital loss carryovers as of June 30, 2004, which may be used to offset future capital gains, as follows:

                             Acquiring Fund               Target fund
                            Phoenix Mid-Cap           FMI-Sasco Contrarian
Expiration Date               Value Fund                   Value Fund

June 30, 2008                $        --                   $1,056,844
June 30, 2011                         --                       14,334
                             ------------                  -----------
Total                        $        --                   $1,071,178
                             ============                  ===========

The Funds have no deferred post-October losses.
The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

                                     PART C

                              PHOENIX EQUITY TRUST
            (formerly Phoenix Aberdeen Worldwide Opportunities Fund)

                                     PART C
                                OTHER INFORMATION

Item 15. Indemnification

         The Agreement and Declaration of Trust dated August 17, 2000 and the Bylaws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16. Exhibits

(1) Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 69 (File No. 002-16590) on October 30, 2000 and incorporated herein by reference.

(2) Bylaws of the Registrant filed via EDGAR with Post-Effective Amendment No. 69 (File No. 002-16590) on October 30, 2000 and incorporated herein by reference.

(3)        Not Applicable.

(4) Agreement and Plan of Reorganization (included as Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Agreement and Declaration of Trust referenced in Exhibit 1 above and Registrant's Bylaws referenced in Exhibit 2 above.

(6)(a)     Amended and Restated Investment Advisory Agreement between
           Registrant and Phoenix Investment Counsel, Inc. dated November 20, 2002, as filed via EDGAR on Form N-1A on October 28, 2003 with Post-Effective Amendment No. 74 (File No. 002-16590) and incorporated herein by reference.

(6)(b) Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Aberdeen Fund Managers, Inc. dated October 27, 1998, as filed via EDGAR on Form N-1A on December 15, 1998 with Post-Effective Amendment No. 66 (File No. 002-16590) and incorporated herein by reference.

(6)(c) Amendment to Sub-Advisory Agreement between Phoenix Investment Counsel, Inc. and Aberdeen Fund Managers, Inc. dated November 20, 2002 as filed via EDGAR on Form N-1A on October 28, 2003 with Post-Effective Amendment No. 74 (File No. 002-16590) and incorporated herein by reference.

(7)(a) Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997, as filed via EDGAR on Form N-1A on October 6, 1998 with Post-Effective Amendment No. 64 (File No. 002-16590) and herein incorporated by reference.

(7)(b) Updated Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, as filed via EDGAR on Form N-1A on October 28, 2003 with Post-Effective Amendment No. 74 (File No. 002-16590) and incorporated herein by reference.

(8)        Not Applicable.

(9) Custody Agreement between Registrant and Brown Brothers Harriman & Co., dated August 11, 1994, filed via EDGAR on October 24, 1997 on Form N-1A with Post-Effective Amendment No. 63 (File No. 002-16590) and incorporated herein by reference.

(10)(a) Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class A Shares as filed via EDGAR on Form N-1A (File No. 002-16590) on October 24, 1997 with Post-Effective Amendment No. 63 and incorporated herein by reference.

(10)(b) Distribution Plan Pursuant to Rule 12b-1 for Class B Shares as filed via EDGAR on Form N-1A (File No. 002-16590) on August 7, 2000 with Post-Effective Amendment No. 68 and incorporated herein by reference.

(10)(c) Distribution Plan Pursuant to Rule 12b-1 for Class C Shares as filed via EDGAR Form N-1A (File No. 002-16590) on August 7, 2000 with Post-Effective Amendment No. 68 and incorporated herein by reference.

(10)(d) First Amendment of Phoenix Aberdeen Worldwide Opportunities Fund to the Amended and Restated Distribution Plan for Class A Shares, as filed via EDGAR on Form N-1A (File No. 002-16590) on October 28, 2003 with Post-Effective Amendment No. 74 and incorporated herein by reference.

(10)(e) Fourth Amended and Restated Plan Pursuant to Rule 18f-3 effective July 1, 2003, filed via EDGAR on Form N-1A (File No. 002-16590) on October 28, 2003 with Post-Effective Amendment No. 74 and incorporated herein by reference.

(11) Opinion and Consent of Matthew A. Swendiman, Esq. with respect to the legality of the shares being issued (to be filed by Amendment).

(12) Opinion and Consent of Foley & Lardner LLP with respect to a tax free reorganization (to be filed by Amendment).

(13)(a). Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation, dated June 1, 1994 as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 63 on October 24, 1997 and incorporated herein by reference.

(13)(a)(1) First Amendment to Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation, dated February 28, 2004, (to be filed by Amendment).

 (13)(b) Sub-Transfer Agent Agreement: Sub-Transfer Agency and Service Agreement between Phoenix Equity Planning Corporation and State Street Bank and Trust Company, effective June 1, 1994 as filed via EDGAR on Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and herein incorporated by reference.

(13)(c) Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated November 19, 1997, as filed via EDGAR with Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and herein incorporated by reference.

(13)(d) First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated March 23, 1998, as filed via EDGAR with Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and herein incorporated by reference.

(13)(e) Second Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation, dated July 31, 1998, as filed via EDGAR with Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 64 on October 6, 1998 and herein incorporated by reference.

(13)(f) Third Amendment to the Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated January 1, 2003 as filed via EDGAR with Form N-1A (File No. 002-16590) with Post-Effective Amendment No. 74 on October 28, 2003 and herein incorporated by reference.

(13)(g) Codes of Ethics of the Fund, the Adviser and the Distributor as filed via EDGAR on Form N-1A (File No. 002-16590) on August 30, 2002 with Post-Effective Amendment No. 71and incorporated herein by reference.

(14)       Consent of PricewaterhouseCoopers LLP, filed herewith.

(15)       Not Applicable.

(16) Powers of Attorney filed via EDGAR with Form N-1A (File No. 002-16590) on October 28, 2003 with Post-Effective Amendment No. 74 and incorporated herein by reference. Power of Attorney for Nancy Curtiss, Treasurer as filed via EDGAR with Form N-1A (File No. 002-16590) on August 30, 2002 with Post-Effective Amendment No. 71 and incorporated herein by reference.

(17)(a) Form of Proxy Card for FMI Sasco Contrarian Value Fund, (to be filed by Amendment).

(17)(b) Current Prospectus of the Phoenix Equity Trust, as filed via EDGAR on Form N-1A (File No. 002-16590) on October 28, 2003 and dated October 29, 2003 with Post-Effective Amendment No. 74 and incorporated by reference.

-------------------

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an Opinion of Counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 12th day of August, 2004.

                              PHOENIX EQUITY TRUST


                                       By:/s/ Philip R. McLoughlin
                                       ---------------------------
                                       Name:   Philip R. McLoughlin
                                       Title:  President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated as of the 12th day of August, 2004.


Signature                                                     Title
---------                                                     -----

                                            Trustee
-----------------------------------------
E. Virgil Conway*


/s/ Nancy G. Curtiss                        Treasurer
-----------------------------------------   (Principal Financial and Accounting
Nancy G. Curtiss*                           Officer)


                                            Trustee
----------------------------------------
Harry Dalzell-Payne*


                                            Trustee
----------------------------------------
Francis E. Jeffries*


                                            Trustee
----------------------------------------
Leroy Keith, Jr.*


                                            Trustee
----------------------------------------
Marilyn E. LaMarche*


/s/ Philip R. McLoughlin                    President and Trustee
----------------------------------------   (Principal Executive Officer)
Philip R. McLoughlin*

                                            Trustee
----------------------------------------
Geraldine M. McNamara*

                                            Trustee
----------------------------------------
Everett L. Morris*


                                            Trustee
----------------------------------------
James M. Oates*


                                            Trustee
----------------------------------------
Richard E. Segerson*


                                            Trustee
----------------------------------------
Lowell P. Weicker, Jr.*


*By      /s/ Philip R. McLoughlin
         ------------------------------
*Philip R. McLoughlin, pursuant to powers of attorney, filed via EDGAR with Post-Effective Amendment No. 74 on October 28, 2003 and incorporated herein by reference. Nancy Curtiss, pursuant to power of attorney filed via EDGAR with Post-Effective Amendment No. 71 on August 30, 2002, and incorporated herein by reference.

                                Index To Exhibits

(14)      Consent of PricewaterhouseCoopers LLP